INVESCO CAPITAL MARKETS, INC.
24F-2 REPORT

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2



1. Name and address of issuer:

   Invesco Capital Markets, Inc.
   11 Greenway Plaza
   Houston, Texas 77046-1173

2. The name of each series or class of securities for which this form is filed:

   Van Kampen Unit Trusts, Taxable Income Series 221

3. Investment company act file number:  811-2754
   Securities act file number:  333-162753

4(a).Last day of fiscal year for which this form is filed: NOVEMBER 30, 2016

4(b).[ ] Check box if this form is being filed late.

4(c).[ ] Check box if this is the last time the issuer will be filing this Form.

5. Calculation of registration fee:
   (i)    Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):               $0

   (ii)   Aggregate price of securities redeemed or
          repurchased during the fiscal year:                      $1,314,498

   (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
          October 11, 1995 that were not previously used to reduce
          registration fees payable to the Commission:             $17,521,695

   (iv)   Total available redemption credits
          [add items 5(ii) and 5 (iii)]:                           $18,836,193

   (v)    Net sales - if item 5(i) is greater than 5(iv)
          [subtract item 5(iv) from item 5(i)]:                    $0

   (vi)   Redemption credits available for use in future
          years - if item 5(i) is less than item 5(iv)
          subtract item 5(iv) from item 5(i)]:                     ($18,836,193)

   (vii)  Multiplier for determining registration fee
          (See instruction C.9):                                   x  0.0001159

   (viii) Registration  fee due [multiply  item 5(v)] by
          item 5(vii)] (enter 0 if no fee is due):                 $0.00

6. Prepaid Shares

   If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units deducted here: 0

   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7. Interest due - if this form is being filed more than 90 days after the end of the issuers fiscal year(see instruction D): $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $0.00

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository:

   Method of Delivery:

   [ ]   Wire Transfer
   [ ]   Mail or other means



                                   SIGNATURES

      This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                     By Invesco Capital Markets, Inc., Depositor

                                                             By /s/ JOHN TIERNEY
                                                        ------------------------
                                                                    John Tierney
                                                                  Vice President

      December 21, 2016